Revenue	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Revenue

28. Revenue

Disaggregation of revenue

The Company provides professional consulting services in engineering, architecture, interior design, landscape architecture, surveying, environmental sciences, project management, and project economics throughout North America and globally. The Company has five specialized business operating units within Consulting Services: Buildings, Energy & Resources, Environmental Services, Infrastructure, and Water. Consulting Services revenue is derived principally under fee-for-service agreements with clients. Disaggregation of revenue by geographic area and service is included in note 34.

The Company’s Construction Services operations were disposed of during the year and reported as discontinued operations (note 8).

Contract balances

The following table provides information about receivables, contract assets, and deferred revenue (contract liabilities) from contracts with customers:

	December 31 2018	January 1 2018
	$	$

Receivables
Trade receivables and holdbacks	821.9	816.1
Unbilled receivables	384.6	315.6
Contract assets	59.7	69.2
Deferred revenue	(174.4)	(196.4)

Total Consulting Services	1,091.8	1,004.5

Significant increases (decreases) in contract assets and deferred revenue in the year are as follows:

		For the year ended December 31, 2018
		Contract Assets	Deferred Revenue
	Note	$	$

Acquisitions		0.7	7.2
Discontinued operations and disposition of subsidiaries	8	(15.3)	(59.3)

Revenue recognized in 2018 and included in deferred revenue at January 1, 2018 was $196.4. Revenue recognized in 2018 from performance obligations satisfied (or partially satisfied) in prior years was less than 5% of the Company’s gross revenue from continuing operations.

Remaining performance obligations (backlog)

The aggregate amount of estimated revenue (note 5) related to performance obligations that are unsatisfied (or partially unsatisfied) as at December 31, 2018, was $4,179. This amount includes all contracts with customers but excludes variable consideration that is not highly probable. The Company expects to recognize approximately 77% of this revenue as contracts are completed over the next 18 months, with the remainder recognized thereafter.